UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-04982

Heartland Group, Inc.

(Exact name of Registrant as specified in charter)

790 North Water Street, Suite 1200, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Nicole J. Best

Heartland Group, Inc., 790 North Water Street, Suite 1200, Milwaukee, WI 53202

(Name and address of agent for service)

(With a copy to:)

Ellen Drought

Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, WI 53202-5615

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

HEARTLAND MID CAP VALUE FUND

INSTITUTIONAL CLASS : HNMDX

Annual Tailored Shareholder Report - December 31, 2024

FUND OVERVIEW

This annual shareholder report contains important information about Heartland Mid Cap Value Fund - Institutional Class for the period from January 1, 2024 to December 31, 2024.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Mid-Cap-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Mid Cap Value Fund - Institutional	$86	0.85%

HOW DID THE FUND PERFORM THIS PERIOD?

In a market in which risk aversion transformed into resolve, then restlessness, and finally speculation, the Heartland Mid Cap Value Fund lagged the Russell Midcap® Value Index for the 12-month period ended December 31, 2024.

WHAT FACTORS INFLUENCED PERFORMANCE?

Stock selection was positive in 4 of 11 sectors, but our negative selection effect overall drove the Fund’s underperformance for the year. While stock picking in 2024 has not lived up to the level demonstrated over the past several years, we believe we must stay true to our 10 Principles of Value Investing™, focusing on companies with attractive valuations, sound finances, and positive earnings dynamics.

Sysco (SYY) is an example. Recovering from an awful COVID-era environment, the food service distributor has been responding with improvements in its digital capabilities, sales management, and cost containment. It has begun offering specialty services such as pre-cut meat and produce. When clients utilize such services, they tend to spend three times more than traditional broadline customers. While restaurant foot traffic was down 3.5% in the first quarter, Sysco’s sales grew 2.7%, a sign the efforts are working.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The graph represents historical performance of a hypothetical investment of $500,000 in the Fund over the past ten years (or since inception if shorter).

TOTAL RETURN BASED ON A $500,000 INVESTMENT

Institutional
Russell 3000® Index
Russell Midcap® Value Index
$1,650,000
$1,320,000
$990,000
$660,000
$330,000
$0
$1,630,180
$1,183,648
$1,089,896
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

	Institutional	Russell 3000® Index	Russell Midcap® Value Index
2014	$500,000	$500,000	$500,000
2015	$465,543	$502,394	$476,100
2016	$600,425	$566,374	$571,309
2017	$650,679	$686,052	$647,546
2018	$596,798	$650,091	$567,965
2019	$749,462	$851,743	$721,668
2020	$803,260	$1,029,653	$757,497
2021	$1,031,320	$1,293,874	$972,155
2022	$1,002,642	$1,045,360	$855,183
2023	$1,140,228	$1,316,703	$963,911
2024	$1,183,648	$1,630,180	$1,089,896

AVERAGE ANNUAL TOTAL RETURNS

Heartland Mid Cap Value Fund	1 Year	5 Year	10 Year
Mid Cap Value Fund - Institutional Class	3.81%	9.57%	9.00%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The inception date for the Mid Cap Value Fund - Institutional Class is 10/31/2014.

FUND STATISTICS

  Total Net Assets$591,945,468
  # of Portfolio Holdings54
  Portfolio Turnover Rate (Institutional Class)62%
  Net Advisory Fees Paid$4,018,728

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Teledyne Technologies, Inc.	4.6%
Centene Corp.	3.8%
Public Storage	3.7%
Quest Diagnostics, Inc.	3.3%
JB Hunt Transport Services, Inc.	3.0%
Kimberly-Clark Corp.	2.9%
Essex Property Trust, Inc.	2.9%
FirstEnergy Corp.	2.8%
Becton Dickinson & Co.	2.8%
First American Financial Corp.	2.7%

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.3%
Consumer Discretionary	6.5%
Utilities	6.6%
Energy	7.7%
Information Technology	7.7%
Materials	7.8%
Real Estate	8.2%
Consumer Staples	8.3%
Health Care	13.2%
Financials	15.8%
Industrials	17.9%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	99.7%
Cash, Cash Equivalents, & Other Net Assets	0.3%

AVAILABILITY OF ADDITIONAL INFORMATION

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

HEARTLAND MID CAP VALUE FUND - INSTITUTIONAL CLASS : HNMDX

Annual Tailored Shareholder Report - December 31, 2024

If you invest directly with Heartland Funds you can elect to receive future shareholder reports or other important documents through electronic delivery by establishing online access and enrolling at www.heartlandadvisors.com/Heartland-Advisors/Log-in-Heartland-site. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Distributor: ALPS Distributors, Inc.

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422352799–A–12312024

HEARTLAND MID CAP VALUE FUND

INVESTOR CLASS : HRMDX

Annual Tailored Shareholder Report - December 31, 2024

FUND OVERVIEW

This annual shareholder report contains important information about Heartland Mid Cap Value Fund - Investor Class for the period from January 1, 2024 to December 31, 2024.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Mid-Cap-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Mid Cap Value Fund - Investor	$111	1.10%

HOW DID THE FUND PERFORM THIS PERIOD?

In a market in which risk aversion transformed into resolve, then restlessness, and finally speculation, the Heartland Mid Cap Value Fund lagged the Russell Midcap® Value Index for the 12-month period ended December 31, 2024.

WHAT FACTORS INFLUENCED PERFORMANCE?

Stock selection was positive in 4 of 11 sectors, but our negative selection effect overall drove the Fund’s underperformance for the year. While stock picking in 2024 has not lived up to the level demonstrated over the past several years, we believe we must stay true to our 10 Principles of Value Investing™, focusing on companies with attractive valuations, sound finances, and positive earnings dynamics.

Sysco (SYY) is an example. Recovering from an awful COVID-era environment, the food service distributor has been responding with improvements in its digital capabilities, sales management, and cost containment. It has begun offering specialty services such as pre-cut meat and produce. When clients utilize such services, they tend to spend three times more than traditional broadline customers. While restaurant foot traffic was down 3.5% in the first quarter, Sysco’s sales grew 2.7%, a sign the efforts are working.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The graph represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter).

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Investor
Russell 3000® Index
Russell Midcap® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$32,604
$23,112
$21,798
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

	Investor	Russell 3000® Index	Russell Midcap® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,292	$10,048	$9,522
2016	$11,956	$11,327	$11,426
2017	$12,925	$13,721	$12,951
2018	$11,816	$13,002	$11,359
2019	$14,806	$17,035	$14,433
2020	$15,833	$20,593	$15,150
2021	$20,285	$25,877	$19,443
2022	$19,674	$20,907	$17,104
2023	$22,304	$26,334	$19,278
2024	$23,112	$32,604	$21,798

AVERAGE ANNUAL TOTAL RETURNS

Heartland Mid Cap Value Fund	1 Year	5 Year	10 Year
Mid Cap Value Fund - Investor Class	3.62%	9.32%	8.74%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The inception date for the Mid Cap Value Fund - Investor Class is 10/31/2014.

FUND STATISTICS

  Total Net Assets$591,945,468
  # of Portfolio Holdings54
  Portfolio Turnover Rate (Investor Class)62%
  Net Advisory Fees Paid$4,018,728

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Teledyne Technologies, Inc.	4.6%
Centene Corp.	3.8%
Public Storage	3.7%
Quest Diagnostics, Inc.	3.3%
JB Hunt Transport Services, Inc.	3.0%
Kimberly-Clark Corp.	2.9%
Essex Property Trust, Inc.	2.9%
FirstEnergy Corp.	2.8%
Becton Dickinson & Co.	2.8%
First American Financial Corp.	2.7%

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.3%
Consumer Discretionary	6.5%
Utilities	6.6%
Energy	7.7%
Information Technology	7.7%
Materials	7.8%
Real Estate	8.2%
Consumer Staples	8.3%
Health Care	13.2%
Financials	15.8%
Industrials	17.9%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	99.7%
Cash, Cash Equivalents, & Other Net Assets	0.3%

AVAILABILITY OF ADDITIONAL INFORMATION

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

HEARTLAND MID CAP VALUE FUND - INVESTOR CLASS : HRMDX

Annual Tailored Shareholder Report - December 31, 2024

If you invest directly with Heartland Funds you can elect to receive future shareholder reports or other important documents through electronic delivery by establishing online access and enrolling at www.heartlandadvisors.com/Heartland-Advisors/Log-in-Heartland-site. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Distributor: ALPS Distributors, Inc.

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422352815–A–12312024

HEARTLAND VALUE FUND

INSTITUTIONAL CLASS : HNTVX

Annual Tailored Shareholder Report - December 31, 2024

FUND OVERVIEW

This annual shareholder report contains important information about Heartland Value Fund - Institutional Class for the period from January 1, 2024 to December 31, 2024.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Fund - Institutional	$96	0.91%

HOW DID THE FUND PERFORM THIS PERIOD?

Even as euphoria and speculation made a comeback late in the year, the Heartland Value Fund outpaced the Russell 2000® Value Index for the 12-month period ended December 31, 2024.

WHAT FACTORS INFLUENCED PERFORMANCE?

Stock selection explained virtually all the Fund’s outperformance in 2024. Our selection effect was positive in 7 of the market’s 11 sectors, led by Industrials, Communication Services, and Financials.

Successful investing isn’t about noticing what others are thinking now. It’s understanding where their heads will be in the future. We continue to look beyond the herd in overlooked areas, guided by our 10 Principles of Value Investing™, which focus on attractively priced, well-managed businesses that can grow throughout market cycles.

An example is the oil refiner Delek (DK). From April 2024 through year end, the stock was cut nearly in half, amid weakening diesel demand and tighter refining margins. However, there are signs of a recovery for trucking and management is focusing on unlocking the sum of its parts. We still believe Delek is worth substantially more than the current share price of $17.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The graph represents historical performance of a hypothetical investment of $500,000 in the Fund over the past ten years (or since inception if shorter).

TOTAL RETURN BASED ON A $500,000 INVESTMENT

Institutional
Russell 3000® Index
Russell 2000® Value Index
$1,650,000
$1,320,000
$990,000
$660,000
$330,000
$0
$1,630,180
$996,697
$991,896
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

	Institutional	Russell 3000® Index	Russell 2000® Value Index
2014	$500,000	$500,000	$500,000
2015	$445,491	$502,394	$462,656
2016	$519,078	$566,374	$609,507
2017	$563,652	$686,052	$657,279
2018	$496,112	$650,091	$572,727
2019	$586,083	$851,743	$700,984
2020	$664,081	$1,029,653	$733,469
2021	$809,903	$1,293,874	$940,824
2022	$729,662	$1,045,360	$804,561
2023	$855,952	$1,316,703	$922,458
2024	$991,896	$1,630,180	$996,697

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Fund	1 Year	5 Year	10 Year
Value Fund - Institutional Class	15.88%	11.10%	7.09%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

  Total Net Assets$769,853,142
  # of Portfolio Holdings99
  Portfolio Turnover Rate (Institutional Class)34%
  Net Advisory Fees Paid$5,506,229

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Chart Industries, Inc.	2.9%
Texas Capital Bancshares, Inc.	2.8%
Barrett Business Services, Inc.	2.7%
Lincoln Educational Services Corp.	2.7%
Capital City Bank Group, Inc.	2.6%
Silicon Motion Technology Corp.	2.1%
I3 Verticals, Inc.	2.1%
Primoris Services Corp.	2.0%
National Storage Affiliates Trust	2.0%
BSR Real Estate Investment Trust	1.9%

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.7%
Communication Services	0.4%
Consumer Staples	2.9%
Utilities	3.3%
Information Technology	4.3%
Energy	5.9%
Health Care	7.5%
Materials	7.6%
Real Estate	8.4%
Consumer Discretionary	11.7%
Industrials	18.3%
Financials	29.0%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	99.3%
Cash, Cash Equivalents, & Other Net Assets	0.7%

AVAILABILITY OF ADDITIONAL INFORMATION

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

HEARTLAND VALUE FUND - INSTITUTIONAL CLASS : HNTVX

Annual Tailored Shareholder Report - December 31, 2024

If you invest directly with Heartland Funds you can elect to receive future shareholder reports or other important documents through electronic delivery by establishing online access and enrolling at www.heartlandadvisors.com/Heartland-Advisors/Log-in-Heartland-site. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Distributor: ALPS Distributors, Inc.

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422352831–A–12312024

HEARTLAND VALUE FUND

INVESTOR CLASS : HRTVX

Annual Tailored Shareholder Report - December 31, 2024

FUND OVERVIEW

This annual shareholder report contains important information about Heartland Value Fund - Investor Class for the period from January 1, 2024 to December 31, 2024.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Fund - Investor	$112	1.06%

HOW DID THE FUND PERFORM THIS PERIOD?

Even as euphoria and speculation made a comeback late in the year, the Heartland Value Fund outpaced the Russell 2000® Value Index for the 12-month period ended December 31, 2024.

WHAT FACTORS INFLUENCED PERFORMANCE?

Stock selection explained virtually all the Fund’s outperformance in 2024. Our selection effect was positive in 7 of the market’s 11 sectors, led by Industrials, Communication Services, and Financials.

Successful investing isn’t about noticing what others are thinking now. It’s understanding where their heads will be in the future. We continue to look beyond the herd in overlooked areas, guided by our 10 Principles of Value Investing™, which focus on attractively priced, well-managed businesses that can grow throughout market cycles.

An example is the oil refiner Delek (DK). From April 2024 through year end, the stock was cut nearly in half, amid weakening diesel demand and tighter refining margins. However, there are signs of a recovery for trucking and management is focusing on unlocking the sum of its parts. We still believe Delek is worth substantially more than the current share price of $17.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The graph represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter).

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Investor
Russell 2000® Value Index
Russell 3000® Index
$40,000
$30,000
$20,000
$10,000
$0
$32,604
$19,934
$19,537
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

	Investor	Russell 3000® Index	Russell 2000® Value Index
2014	$10,000	$10,000	$10,000
2015	$8,896	$10,048	$9,253
2016	$10,347	$11,327	$12,190
2017	$11,219	$13,721	$13,146
2018	$9,855	$13,002	$11,455
2019	$11,625	$17,035	$14,020
2020	$13,152	$20,593	$14,669
2021	$16,020	$25,877	$18,816
2022	$14,419	$20,907	$16,091
2023	$16,889	$26,334	$18,449
2024	$19,537	$32,604	$19,934

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Fund	1 Year	5 Year	10 Year
Value Fund - Investor Class	15.68%	10.94%	6.93%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

  Total Net Assets$769,853,142
  # of Portfolio Holdings99
  Portfolio Turnover Rate (Investor Class)34%
  Net Advisory Fees Paid$5,506,229

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Chart Industries, Inc.	2.9%
Texas Capital Bancshares, Inc.	2.8%
Barrett Business Services, Inc.	2.7%
Lincoln Educational Services Corp.	2.7%
Capital City Bank Group, Inc.	2.6%
Silicon Motion Technology Corp.	2.1%
I3 Verticals, Inc.	2.1%
Primoris Services Corp.	2.0%
National Storage Affiliates Trust	2.0%
BSR Real Estate Investment Trust	1.9%

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.7%
Communication Services	0.4%
Consumer Staples	2.9%
Utilities	3.3%
Information Technology	4.3%
Energy	5.9%
Health Care	7.5%
Materials	7.6%
Real Estate	8.4%
Consumer Discretionary	11.7%
Industrials	18.3%
Financials	29.0%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	99.3%
Cash, Cash Equivalents, & Other Net Assets	0.7%

AVAILABILITY OF ADDITIONAL INFORMATION

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

HEARTLAND VALUE FUND - INVESTOR CLASS : HRTVX

Annual Tailored Shareholder Report - December 31, 2024

If you invest directly with Heartland Funds you can elect to receive future shareholder reports or other important documents through electronic delivery by establishing online access and enrolling at www.heartlandadvisors.com/Heartland-Advisors/Log-in-Heartland-site. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Distributor: ALPS Distributors, Inc.

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422359109–A–12312024

HEARTLAND VALUE PLUS FUND

INSTITUTIONAL CLASS : HNVIX

Annual Tailored Shareholder Report - December 31, 2024

FUND OVERVIEW

This annual shareholder report contains important information about Heartland Value Plus Fund - Institutional Class for the period from January 1, 2024 to December 31, 2024.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Plus-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Plus Fund - Institutional	$97	0.94%

HOW DID THE FUND PERFORM THIS PERIOD?

In a year in which mega caps dominated until June, at which point the market began to broaden out to include small stocks, the Heartland Value Plus Fund lagged the Russell 2000® Value Index for the 12-month period ended December 31, 2024.

WHAT FACTORS INFLUENCED PERFORMANCE?

Stock selection contributed to our underperformance. But one area where our selection effect was positive was in Financials, which accounted for 5 of the top contributors to the Fund's performance in 2024.

Our exposure to the Financials sector is generally in-line with the benchmark. But we have been concentrating on banks with relatively cheap valuations showing strong signs of growth. We have also favored companies where insider buying and dividend growth have been strong. An example is FB Financial (FBK). Shares of the Nashville company — which provides commercial and consumer banking services in Tennessee, Kentucky, North Georgia, and Alabama through its subsidiary FirstBank — rose more than 29% for the year on strong deposit and loan growth. Insiders continue to buy the stock, suggesting their confidence. Yet FBK trades at just 1.8X tangible book value, below its 10-year average.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The graph represents historical performance of a hypothetical investment of $500,000 in the Fund over the past ten years (or since inception if shorter).

TOTAL RETURN BASED ON A $500,000 INVESTMENT

Institutional
Russell 3000® Index
Russell 2000® Value Index
$1,650,000
$1,320,000
$990,000
$660,000
$330,000
$0
$1,630,180
$996,697
$873,434
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

	Institutional	Russell 3000® Index	Russell 2000® Value Index
2014	$500,000	$500,000	$500,000
2015	$414,014	$502,394	$462,656
2016	$525,338	$566,374	$609,507
2017	$578,251	$686,052	$657,279
2018	$503,350	$650,091	$572,727
2019	$635,701	$851,743	$700,984
2020	$717,902	$1,029,653	$733,469
2021	$898,189	$1,293,874	$940,824
2022	$855,505	$1,045,360	$804,561
2023	$873,591	$1,316,703	$922,458
2024	$873,434	$1,630,180	$996,697

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Plus Fund	1 Year	5 Year	10 Year
Value Plus Fund - Institutional Class	-0.02%	6.56%	5.74%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

  Total Net Assets$282,171,979
  # of Portfolio Holdings44
  Portfolio Turnover Rate (Institutional Class)68%
  Net Advisory Fees Paid$2,208,045

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
FB Financial Corp.	5.3%
Seacoast Banking Corp. of Florida	5.2%
Glacier Bancorp, Inc.	4.9%
Texas Capital Bancshares, Inc.	4.6%
Semtech Corp.	4.3%
Mohawk Industries, Inc.	4.1%
CTS Corp.	3.9%
PotlatchDeltic Corp.	3.8%
Stifel Financial Corp.	3.7%
Camden Property Trust	3.5%

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.3%
Consumer Staples	2.9%
Utilities	3.0%
Energy	4.6%
Materials	5.4%
Health Care	7.2%
Consumer Discretionary	9.4%
Information Technology	9.6%
Real Estate	10.3%
Industrials	15.8%
Financials	31.5%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	99.7%
Cash, Cash Equivalents, & Other Net Assets	0.3%

AVAILABILITY OF ADDITIONAL INFORMATION

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

HEARTLAND VALUE PLUS FUND - INSTITUTIONAL CLASS : HNVIX

Annual Tailored Shareholder Report - December 31, 2024

If you invest directly with Heartland Funds you can elect to receive future shareholder reports or other important documents through electronic delivery by establishing online access and enrolling at www.heartlandadvisors.com/Heartland-Advisors/Log-in-Heartland-site. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Distributor: ALPS Distributors, Inc.

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422352849–A–12312024

HEARTLAND VALUE PLUS FUND

INVESTOR CLASS : HRVIX

Annual Tailored Shareholder Report - December 31, 2024

FUND OVERVIEW

This annual shareholder report contains important information about Heartland Value Plus Fund - Investor Class for the period from January 1, 2024 to December 31, 2024.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Plus-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Plus Fund - Investor	$125	1.21%

HOW DID THE FUND PERFORM THIS PERIOD?

In a year in which mega caps dominated until June, at which point the market began to broaden out to include small stocks, the Heartland Value Plus Fund lagged the Russell 2000® Value Index for the 12-month period ended December 31, 2024.

WHAT FACTORS INFLUENCED PERFORMANCE?

Stock selection contributed to our underperformance. But one area where our selection effect was positive was in Financials, which accounted for 5 of the top contributors to the Fund's performance in 2024.

Our exposure to the Financials sector is generally in-line with the benchmark. But we have been concentrating on banks with relatively cheap valuations showing strong signs of growth. We have also favored companies where insider buying and dividend growth have been strong. An example is FB Financial (FBK). Shares of the Nashville company — which provides commercial and consumer banking services in Tennessee, Kentucky, North Georgia, and Alabama through its subsidiary FirstBank — rose more than 29% for the year on strong deposit and loan growth. Insiders continue to buy the stock, suggesting their confidence. Yet FBK trades at just 1.8X tangible book value, below its 10-year average.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The graph represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter).

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Investor
Russell 3000® Index
Russell 2000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$32,604
$19,934
$17,076
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

	Investor	Russell 3000® Index	Russell 2000® Value Index
2014	$10,000	$10,000	$10,000
2015	$8,259	$10,048	$9,253
2016	$10,469	$11,327	$12,190
2017	$11,496	$13,721	$13,146
2018	$9,987	$13,002	$11,455
2019	$12,585	$17,035	$14,020
2020	$14,176	$20,593	$14,669
2021	$17,698	$25,877	$18,816
2022	$16,821	$20,907	$16,091
2023	$17,129	$26,334	$18,449
2024	$17,076	$32,604	$19,934

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Plus Fund	1 Year	5 Year	10 Year
Value Plus Fund - Investor Class	-0.31%	6.29%	5.50%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

  Total Net Assets$282,171,979
  # of Portfolio Holdings44
  Portfolio Turnover Rate (Investor Class)68%
  Net Advisory Fees Paid$2,208,045

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
FB Financial Corp.	5.3%
Seacoast Banking Corp. of Florida	5.2%
Glacier Bancorp, Inc.	4.9%
Texas Capital Bancshares, Inc.	4.6%
Semtech Corp.	4.3%
Mohawk Industries, Inc.	4.1%
CTS Corp.	3.9%
PotlatchDeltic Corp.	3.8%
Stifel Financial Corp.	3.7%
Camden Property Trust	3.5%

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.3%
Consumer Staples	2.9%
Utilities	3.0%
Energy	4.6%
Materials	5.4%
Health Care	7.2%
Consumer Discretionary	9.4%
Information Technology	9.6%
Real Estate	10.3%
Industrials	15.8%
Financials	31.5%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	99.7%
Cash, Cash Equivalents, & Other Net Assets	0.3%

AVAILABILITY OF ADDITIONAL INFORMATION

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

HEARTLAND VALUE PLUS FUND - INVESTOR CLASS : HRVIX

Annual Tailored Shareholder Report - December 31, 2024

If you invest directly with Heartland Funds you can elect to receive future shareholder reports or other important documents through electronic delivery by establishing online access and enrolling at www.heartlandadvisors.com/Heartland-Advisors/Log-in-Heartland-site. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Distributor: ALPS Distributors, Inc.

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422352500–A–12312024

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable.

(c)	During the period covered by the report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d)	During the period covered by the report, no implicit or explicit waivers were made with respect to the provisions of the code of ethics adopted in Item 2(a) above.

(e)	Not applicable.

(f)	The registrant’s code of ethics is attached as Exhibit 13(a)(1) hereto.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)	The audit committee financial expert is Dale J. Kent, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The principal accounting fees disclosed below in items 4(a) through 4(d) and 4(g) (“Fees”) for the current fiscal year represent those Fees contractually agreed to between the registrant and principal accountant. However, such Fees could be increased due to overages not anticipated at the time of the engagement by the principal account and/or the registrant. Any changes to the prior fiscal year’s Fees, if any, are a result of such overages not applied to the registrant until after the filing deadline imposed by Form N-CSR.

Audit Fees

(a)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements on behalf of the Funds were $58,950 for the fiscal year ended December 31, 2024 and $56,250 for the fiscal year ended December 31, 2023.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under paragraph (a) of this Item on behalf of the Funds were $0 for the fiscal year ended December 31, 2024 and $0 for the fiscal year ended December 31, 2023.

Tax Fees

(c)	The aggregate fees billed to the registrant for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning on behalf of the Funds were $14,400 for the fiscal year ended December 31, 2024 and $14,400 for the fiscal year ended December 31, 2023.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item on behalf of the Funds were $0 for the fiscal year ended December 31, 2024 and $0 for the fiscal year ended December 31, 2023.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: The Audit Committee of the Funds must pre-approve the audit and non-audit services performed by the independent auditor in order to assure that the provision of such services does not impair the auditor's independence. The Chairman of the Audit Committee may pre-approve non-audit services (not to exceed $10,000) to be performed by the registrants’ principal accountant on an interim basis, subject to ratification by the Audit Committee at its next regularly scheduled meeting.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
(b)	Not applicable
(c)	0%
(d)	Not applicable

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant were $0 for the fiscal year ended December 31, 2024 and $0 for the fiscal year ended December 31, 2023.

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant’s investment advisor were $0 for the fiscal year ended December 31, 2024 and $0 for the fiscal year ended December 31, 2023.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	Schedule of Investments as of the close of the reporting period is included in the financial statements filed under Item 7 of this report.

(b)	Not applicable to registrant.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s most recent annual financial statements required, and for the period covered by this report, by Regulation S-X are attached herewith.

(b)	The registrant’s financial highlights, audited for the latest 5 years as required in Regulation S-X, are attached herewith.

HEARTLAND FUNDS
AMERICA'S VALUE INVESTOR®

Consistent Discipline, Fundamental Value

ANNUAL FINANCIAL STATEMENTS & OTHER INFORMATION

(Includes N-CSR Items 7-11)

December 31, 2024

Mid Cap Value Fund

Value Plus Fund

Value Fund

HEARTLAND FUNDS

ITEM 7 – Financial Statements and Financial Highlights

for Open-End Management Investment Companies

Annual Report | December 31, 2024	1

HEARTLAND MID CAP VALUE FUND	SCHEDULE OF INVESTMENTS

December 31, 2024

	SHARES	VALUE
COMMON STOCKS (99.7%)
Automobiles (0.5%)
Thor Industries, Inc.	30,120	$2,882,785

Banks (2.0%)
PNC Financial Services Group, Inc.	14,459	2,788,418
Texas Capital Bancshares, Inc.(a)	115,763	9,052,667
		11,841,085
Building Products (1.4%)
A.O. Smith Corp.	101,706	6,937,366
Hayward Holdings, Inc.(a)	98,447	1,505,255
		8,442,621
Capital Markets (3.4%)
Northern Trust Corp.	141,162	14,469,105
Raymond James Financial, Inc.	35,817	5,563,455
		20,032,560
Chemicals (2.6%)
FMC Corp.	35,922	1,746,168
PPG Industries, Inc.	116,195	13,879,493
		15,625,661
Consumer Staples Distribution & Retail (2.0%)
Sysco Corp.	154,204	11,790,438

Containers & Packaging (5.1%)
Ball Corp.	280,956	15,489,105
International Paper Co.	130,243	7,009,678
Packaging Corp. of America	35,030	7,886,304
		30,385,087
Diversified Consumer Services (1.3%)
Grand Canyon Education, Inc.(a)	47,363	7,758,059

Electric Utilities (4.8%)
Constellation Energy Corp.	9,909	2,216,742
Exelon Corp.	248,090	9,338,108
FirstEnergy Corp.	416,883	16,583,606
		28,138,456
Electronic Equipment, Instruments & Components (5.2%)
TE Connectivity PLC	23,646	3,380,668
Teledyne Technologies, Inc.(a)	59,244	27,496,918
		30,877,586
Energy Equipment & Services (2.6%)
NOV, Inc.	1,051,975	15,358,835
	SHARES	VALUE
Financial Services (2.0%)
Fidelity National Information Services, Inc.	147,064	$11,878,359

Food Products (3.4%)
Hershey Co.	64,477	10,919,180
Ingredion, Inc.	66,315	9,122,291
		20,041,471
Ground Transportation (5.4%)
JB Hunt Transport Services, Inc.	105,629	18,026,645
Knight-Swift Transportation Holdings, Inc.	257,100	13,636,584
		31,663,229
Health Care Equipment & Supplies (4.6%)
Becton Dickinson & Co.	72,540	16,457,150
Smith & Nephew PLC (ADR)(f)	428,800	10,539,904
		26,997,054
Health Care Providers & Services (7.1%)
Centene Corp.(a)	367,166	22,242,916
Quest Diagnostics, Inc.	129,446	19,528,224
		41,771,140
Hotels, Restaurants & Leisure (1.7%)
Vail Resorts, Inc.	54,124	10,145,544

Household Durables (1.7%)
Mohawk Industries, Inc.(a)	81,848	9,750,552

Household Products (2.9%)
Kimberly-Clark Corp.	132,520	17,365,421

Insurance (8.4%)
First American Financial Corp.	255,436	15,949,424
Old Republic International Corp.	192,200	6,955,718
W R Berkley Corp.	237,435	13,894,696
Willis Towers Watson PLC	41,565	13,019,821
		49,819,659
Machinery (4.2%)
Donaldson Co., Inc.	195,553	13,170,495
Lincoln Electric Holdings, Inc.	26,904	5,043,693
Middleby Corp.(a)	48,530	6,573,388
		24,787,576
Marine Transportation (1.1%)
Kirby Corp.(a)	59,631	6,308,960
	SHARES	VALUE
Multi-Utilities (1.8%)
WEC Energy Group, Inc.	115,809	$10,890,678

Oil, Gas & Consumable Fuels (5.1%)
Coterra Energy, Inc.	537,891	13,737,736
EOG Resources, Inc.	90,559	11,100,722
Valero Energy Corp.	41,900	5,136,521
		29,974,979
Pharmaceuticals (1.6%)
Perrigo Co. PLC	371,842	9,560,058

Professional Services (4.3%)
Leidos Holdings, Inc.	91,953	13,246,749
Robert Half International, Inc.	176,302	12,422,239
		25,668,988
Residential REITs (4.5%)
Camden Property Trust	82,426	9,564,713
Essex Property Trust, Inc.	60,705	17,327,635
		26,892,348
Semiconductors & Semiconductor Equipment (2.5%)
Micron Technology, Inc.	16,012	1,347,570
ON Semiconductor Corp.(a)	215,797	13,606,001
		14,953,571
Specialized REITs (3.7%)
Public Storage	73,299	21,948,653

Specialty Retail (1.3%)
CarMax, Inc.(a)	97,219	7,948,625

Trading Companies & Distributors (1.5%)
Watsco, Inc.	18,717	8,869,799
TOTAL COMMON STOCKS
(Cost $536,427,715)		$590,369,837

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.4%)
Time Deposits (0.4%)
JPM Chase (New York)(b)	3.68%	$1,754,340	$1,754,340

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,754,340)			$1,754,340

The accompanying Notes to Financial Statements are an integral part of these Statements.

2	www.heartlandadvisors.com

HEARTLAND MID CAP VALUE FUND	SCHEDULE OF INVESTMENTS

December 31, 2024

INTEREST RATE		SHARES	VALUE
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED (0.2%)
Registered Investment Companies (0.2%)
Invesco Treasury Portfolio Short-Term Investments Trust, Institutional Class(a)(g)	4.38%	1,272,570	$1,272,570

TOTAL INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
(Cost $1,272,570)			$1,272,570

TOTAL INVESTMENTS - (100.3%)
(Cost $539,454,625)			$593,396,747
OTHER ASSETS AND LIABILITIES,
NET - (-0.3%)			(1,451,279)
TOTAL NET ASSETS - (100.0%)			$591,945,468

The accompanying Notes to Financial Statements are an integral part of these Statements.

Annual Report | December 31, 2024	3

HEARTLAND VALUE PLUS FUND	SCHEDULE OF INVESTMENTS

December 31, 2024

	SHARES	VALUE
COMMON STOCKS (99.9%)
Automobiles (1.2%)
Thor Industries, Inc.	35,000	$3,349,850

Banks (20.0%)
FB Financial Corp.	290,000	14,937,900
Glacier Bancorp, Inc.	275,000	13,810,500
Seacoast Banking Corp. of Florida	535,000	14,728,550
Texas Capital Bancshares, Inc.(a)	165,000	12,903,000
		56,379,950
Building Products (2.4%)
Hayward Holdings, Inc.(a)	450,000	6,880,500

Capital Markets (6.4%)
Artisan Partners Asset
Management, Inc. (Class A)	175,000	7,533,750
Stifel Financial Corp.	100,000	10,608,000
		18,141,750
Chemicals (1.4%)
Sensient Technologies Corp.	55,000	3,919,300

Commercial Services & Supplies (2.3%)
Brady Corp. (Class A)	87,500	6,461,875

Construction & Engineering (2.6%)
Granite Construction, Inc.	85,000	7,455,350

Consumer Finance (0.4%)
FirstCash, Inc.	10,000	1,036,000

Containers & Packaging (1.0%)
Sealed Air Corp.	85,000	2,875,550

Electronic Equipment, Instruments & Components (3.9%)
CTS Corp.	210,000	11,073,300

Energy Equipment & Services (2.2%)
ChampionX Corp.	175,000	4,758,250
NOV, Inc.	90,000	1,314,000
		6,072,250
Financial Services (1.5%)
MGIC Investment Corp.	175,000	4,149,250

Food Products (3.0%)
Lamb Weston Holdings, Inc.	125,000	8,353,750
	SHARES	VALUE
Gas Utilities (2.0%)
New Jersey Resources Corp.	62,500	$2,915,625
ONE Gas, Inc.	40,000	2,770,000
		5,685,625
Ground Transportation (1.5%)
Knight-Swift Transportation Holdings, Inc.	80,000	4,243,200

Health Care Equipment & Supplies (4.1%)
Envista Holdings Corp.(a)	200,000	3,858,000
Haemonetics Corp.(a)	40,000	3,123,200
Teleflex, Inc.	25,000	4,449,500
		11,430,700
Health Care Technology (2.1%)
HealthStream, Inc.	190,000	6,042,000

Household Durables (4.1%)
Mohawk Industries, Inc.(a)	97,500	11,615,175

Insurance (3.3%)
The Hanover Insurance Group, Inc.	60,000	9,279,600

Leisure Products (0.6%)
Acushnet Holdings Corp.	25,000	1,777,000

Life Sciences Tools & Services (1.0%)
Charles River Laboratories International, Inc.(a)	15,000	2,769,000

Machinery (6.9%)
Enerpac Tool Group Corp. (Class A)	125,000	5,136,250
Gates Industrial Corp. PLC(a)	250,000	5,142,500
Kennametal, Inc.	140,000	3,362,800
Lindsay Corp	50,000	5,915,500
		19,557,050
Metals & Mining (3.0%)
Materion Corp.	85,000	8,404,800

Multi-Utilities (1.0%)
Northwestern Energy Group, Inc.	52,500	2,806,650

Oil, Gas & Consumable Fuels (2.5%)
Matador Resources Co.	100,000	5,626,000
PBF Energy, Inc. (Class A)	50,000	1,327,500
		6,953,500
Residential REITs (3.5%)
Camden Property Trust	85,000	9,863,400
	SHARES	VALUE
Semiconductors & Semiconductor Equipment (5.7%)
Semtech Corp.(a)	195,000	$12,060,750
Silicon Motion Technology Corp. (ADR)	75,000	4,053,750
		16,114,500
Specialized REITs (6.8%)
Lamar Advertising Co. (Class A)	70,000	8,521,800
PotlatchDeltic Corp.	275,000	10,793,750
		19,315,550
Textiles, Apparel & Luxury Goods (3.5%)
Skechers USA, Inc. (Class A)(a)	75,000	5,043,000
VF Corp.	225,000	4,828,500
		9,871,500
TOTAL COMMON STOCKS
(Cost $242,916,266)		$281,877,925

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.3%)
Time Deposits (0.3%)
JPM Chase (New York)(b)	3.68%	$739,711	$739,711

TOTAL SHORT-TERM INVESTMENTS
(Cost $739,711)			$739,711

TOTAL INVESTMENTS - (100.2%)
(Cost $243,655,977)			$282,617,636
OTHER ASSETS AND LIABILITIES,
NET - (-0.2%)			(445,657)
TOTAL NET ASSETS - (100.0%)			$282,171,979

The accompanying Notes to Financial Statements are an integral part of these Statements.

4	www.heartlandadvisors.com

HEARTLAND VALUE FUND	SCHEDULE OF INVESTMENTS

December 31, 2024

	SHARES	VALUE
COMMON STOCKS (99.3%)
Aerospace & Defense (0.9%)
Hexcel Corp.	110,000	$6,897,000

Automobile Components (0.7%)
Linamar Corp. (CAD)(d)	140,000	5,531,044

Automobiles (0.6%)
Thor Industries, Inc.	50,000	4,785,500

Banks (15.4%)
Associated Banc-Corp	400,000	9,560,000
Canadian Western Bank (CAD)(d)	200,000	8,174,198
Capital City Bank Group, Inc.	550,000	20,157,500
Community Trust Bancorp, Inc.	150,000	7,954,500
Customers Bancorp, Inc.(a)	100,000	4,868,000
First Internet Bancorp	200,000	7,198,000
Glacier Bancorp, Inc.	200,000	10,044,000
Heritage Financial Corp.	275,000	6,737,500
MidWestOne Financial Group, Inc.	100,000	2,912,000
Seacoast Banking Corp. of Florida	300,000	8,259,000
Texas Capital Bancshares, Inc.(a)	275,000	21,505,000
TriCo Bancshares	250,000	10,925,000
		118,294,698
Beverages (1.6%)
Primo Brands Corp. (Class A)	400,000	12,308,000

Chemicals (1.9%)
FMC Corp.	70,000	3,402,700
Orion SA	350,000	5,526,500
Quaker Chemical Corp.	40,000	5,630,400
		14,559,600
Commercial Services & Supplies (1.5%)
Healthcare Services Group, Inc.(a)	400,000	4,646,000
Perma-Fix Environmental Services, Inc.(a)	400,000	4,428,000
Quad/Graphics, Inc. (Class A)	300,000	2,091,000
		11,165,000
Communications Equipment (0.9%)
AudioCodes, Ltd.	700,000	6,818,000
	SHARES	VALUE
Construction & Engineering (3.9%)
Northwest Pipe Co.(a)	300,000	$14,478,000
Primoris Services Corp.	200,000	15,280,000
		29,758,000
Construction Materials (0.6%)
Knife River Corp.(a)	45,000	4,573,800

Consumer Finance (1.4%)
Ezcorp, Inc. (Class A)(a)	900,000	10,998,000

Containers & Packaging (1.1%)
Sealed Air Corp.	250,000	8,457,500

Diversified Consumer Services (4.1%)
Carriage Services, Inc.	275,000	10,958,750
Lincoln Educational Services Corp.(a)	1,300,000	20,566,000
		31,524,750
Diversified REITs (1.7%)
Alexander & Baldwin, Inc.	250,000	4,435,000
Alpine Income Property Trust, Inc.	500,000	8,395,000
		12,830,000
Electrical Equipment (0.9%)
Sensata Technologies Holding PLC	50,000	1,370,000
Thermon Group Holdings, Inc.(a)	200,000	5,754,000
		7,124,000
Electronic Equipment, Instruments & Components (0.5%)
Benchmark Electronics, Inc.	91,227	4,141,706

Energy Equipment & Services (0.9%)
NOV, Inc.	500,000	7,300,000

Entertainment (0.4%)
Marcus Corp. (Class A)	150,000	3,225,000

Financial Services (8.2%)
Cantaloupe, Inc.(a)	700,000	6,657,000
Cass Information Systems, Inc.	295,682	12,096,351
EVERTEC, Inc.	110,000	3,798,300
I3 Verticals, Inc. (Class A)(a)	700,000	16,128,000
MGIC Investment Corp.	500,000	11,855,000
Radian Group, Inc.	400,000	12,688,000
		63,222,651
	SHARES	VALUE
Food Products (1.3%)
Mama's Creations, Inc.(a)	300,000	$2,388,000
Seaboard Corp.	1,600	3,887,456
SunOpta, Inc.(a)	500,000	3,850,000
		10,125,456
Gas Utilities (2.1%)
National Fuel Gas Co.	100,000	6,068,000
UGI Corp.	350,000	9,880,500
		15,948,500
Ground Transportation (0.3%)
Marten Transport, Ltd.	150,000	2,341,500

Health Care Equipment & Supplies (3.9%)
Accuray, Inc.(a)	2,050,000	4,059,000
DENTSPLY SIRONA, Inc.	600,000	11,388,000
Haemonetics Corp.(a)	50,000	3,904,000
Integer Holdings Corp.(a)	45,000	5,963,400
Teleflex, Inc.	25,000	4,449,500
		29,763,900
Health Care Providers & Services (2.0%)
InfuSystem Holdings, Inc.(a)	500,000	4,225,000
Patterson Cos., Inc.	350,000	10,801,000
		15,026,000
Hotels, Restaurants & Leisure (0.9%)
Potbelly Corp.(a)	700,000	6,594,000

Household Durables (3.7%)
Century Communities, Inc.	150,000	11,004,000
Landsea Homes Corp.(a)	700,000	5,943,000
Mohawk Industries, Inc.(a)	100,000	11,913,000
		28,860,000
Industrial REITs (0.8%)
Plymouth Industrial REIT, Inc.	350,000	6,230,000

Insurance (4.0%)
International General Insurance Holdings, Ltd.	475,000	11,286,000
Old Republic International Corp.	125,000	4,523,750
Stewart Information Services Corp.	125,000	8,436,250
Tiptree, Inc.	325,000	6,779,500
		31,025,500
Life Sciences Tools & Services (0.3%)
Harvard Bioscience, Inc.(a)	1,200,000	2,532,000

The accompanying Notes to Financial Statements are an integral part of these Statements.

Annual Report | December 31, 2024	5

HEARTLAND VALUE FUND	SCHEDULE OF INVESTMENTS

December 31, 2024

	SHARES	VALUE
Machinery (4.8%)
Astec Industries, Inc.	125,000	$4,200,000
Chart Industries, Inc.(a)	115,000	21,946,600
Columbus McKinnon Corp.	100,000	3,724,000
Gates Industrial Corp. PLC(a)	250,000	5,142,500
Twin Disc, Inc.	180,000	2,115,000
		37,128,100
Metals & Mining (4.0%)
Algoma Steel Group, Inc.	200,000	1,956,000
Centerra Gold, Inc.	1,800,000	10,242,000
Eldorado Gold Corp.(a)	200,000	2,974,000
Major Drilling Group International, Inc. (CAD)(a)(d)	1,000,000	5,711,503
New Gold, Inc.(a)	4,000,000	9,920,000
		30,803,503
Oil, Gas & Consumable Fuels (4.9%)
Centrus Energy Corp. (Class A)(a)(h)	110,000	7,327,100
Delek US Holdings, Inc.	237,000	4,384,500
Hallador Energy Co.(a)	600,000	6,870,000
Magnolia Oil & Gas Corp. (Class A)	300,000	7,014,000
Viper Energy, Inc.	250,000	12,267,500
		37,863,100
Passenger Airlines (0.8%)
Alaska Air Group, Inc.(a)	100,000	6,475,000

Pharmaceuticals (1.3%)
Perrigo Co. PLC	400,000	10,284,000

Professional Services (3.6%)
Barrett Business Services, Inc.	475,000	20,634,000
Hudson Global, Inc.(a)(e)	244,797	3,194,601
Science Applications International Corp.	35,000	3,912,300
		27,740,901
Real Estate Management & Development (1.2%)
Forestar Group, Inc.(a)	350,000	9,072,000

Residential REITs (1.9%)
BSR Real Estate Investment Trust (CAD)(d)	1,200,000	14,642,596

Semiconductors & Semiconductor Equipment (2.9%)
Photronics, Inc.(a)	250,000	5,890,000
Silicon Motion Technology Corp. (ADR)	300,000	16,215,000
		22,105,000
	SHARES	VALUE
Specialized REITs (2.9%)
National Storage Affiliates Trust	400,000	$15,164,000
PotlatchDeltic Corp.	175,000	6,868,750
		22,032,750
Specialty Retail (0.8%)
Academy Sports &
Outdoors, Inc.	70,000	4,027,100
Wayfair, Inc. (Class A)(a)	55,000	2,437,600
		6,464,700
Textiles, Apparel & Luxury Goods (0.9%)
Skechers USA, Inc. (Class A)(a)	100,500	6,757,620
Trading Companies & Distributors (1.6%)
Custom Truck One Source, Inc.(a)	1,200,000	5,772,000
DNOW, Inc.(a)	475,000	6,179,750
		11,951,750
Water Utilities (1.2%)
Consolidated Water Co., Ltd.	58,093	1,504,028
Pure Cycle Corp.(a)	627,264	7,953,707
		9,457,735
TOTAL COMMON STOCKS
(Cost $554,980,472)		$764,739,860

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.8%)
Time Deposits (0.8%)
JPM Chase (New York)(b)	3.68%	$5,215,504	$5,215,504

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,215,504)			$5,215,504

TOTAL INVESTMENTS - (100.1%)
(Cost $560,195,976)			$769,955,364
OTHER ASSETS AND LIABILITIES,
NET - (-0.1%)			(102,222)
TOTAL NET ASSETS - (100.0%)			$769,853,142

The accompanying Notes to Financial Statements are an integral part of these Statements.

6	www.heartlandadvisors.com

HEARTLAND FUNDS	SCHEDULE OF WRITTEN OPTIONS

December 31, 2024

	Counterparty	Expiration Date	Strike Price	Number of Contracts	Premiums Received	Notional Value	Value (Note 2)
Written Option Contracts - 0.00%(c)
Centrus Energy Corp.(i)	Susquehanna	01/17/25	$120.00	100	$212,694	$(666,100)	$(6,750)

TOTAL WRITTEN OPTION CONTRACTS					$212,694	$(666,100)	$(6,750)

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of December 31, 2024.
(c)	Less than 0.005%.
(d)	Traded in a foreign country.
(e)	Affiliated company. See Note 10 in Notes to Financial Statements.
(f)	Loaned security; a portion or all of the security was on loan at December 31, 2024. The total value of securities on loan at December 31, 2024 was $1,246,206. See Note 5 in Notes to Financial Statements.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 5 to Schedules of Investments. The rate listed is the 7-day yield as of December 31, 2024.
(h)	All or a portion of the security is pledged as collateral on written options. The aggregate value of the collateralized securities totals $666,100 as of December 31, 2024. See Note 4 in Notes to Financial Statements.
(i)	Classified as Level 2. See Note 3 in Notes to Financial Statements.

Common Abbreviations:

ADR	American Depositary Receipt.
Ltd.	Limited.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

Currency Abbreviations:

CAD	Canadian Dollar

Percentages are stated as a percent of net assets.

Sector and Industry classifications are sourced from GICS®, The Global Industry Classification Standard (GICS®) is the exclusive intellectual property of MSCI Inc. (“MSCI”) and S&P Global Market Intelligence ("S&P"). Neither MSCI, S&P, their affiliates, nor any of their third party providers (“GICS Parties”) makes any representations or warranties, express or implied, with respect to GICS or the results to be obtained by the use thereof, and expressly disclaims all warranties, including warranties of accuracy, completeness, merchantability and fitness for a particular purpose. The GICS Parties shall not have any liability for any direct, indirect, special, punitive, consequential, or any other damages (including lost profits) even if notified of such damages.

The accompanying Notes to Financial Statements are an integral part of these Statements.

Annual Report | December 31, 2024	7

HEARTLAND FUNDS	STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2024

	MID CAP VALUE FUND	VALUE PLUS FUND	VALUE FUND
ASSETS:
Investments in securities, at cost(a)	$539,454,625	$243,655,977	$560,195,976
Investments in securities, at value(b)	$593,396,747	$282,617,636	$766,760,763
Investments in affiliates, at value (See Note 10)	–	–	3,194,601
Total Investments, at value	593,396,747	282,617,636	769,955,364
Receivable for securities sold	–	–	99,982
Accrued dividends and interest	601,856	135,201	702,963
Receivable for capital shares issued	483,634	14,431	168,671
Prepaid expenses	19,264	13,234	17,034
Total Assets	594,501,501	282,780,502	770,944,014

LIABILITIES:
Written options, at value (proceeds: $–, $–, and $212,694, respectively)	–	–	6,750
Payable for securities purchased	–	–	512,352
Payable for capital shares redeemed	1,050,390	442,749	267,301
Payable for collateral upon return of securities loaned	1,272,570	–	–
Accrued expenses
Management fees	100,590	59,314	170,267
Distribution fees - Investor Class	–	14,572	–
Fund accounting fees	21,634	11,343	27,893
Transfer agency fees	48,286	35,151	45,564
Custody fees	5,848	2,588	7,370
Audit fees	24,450	24,450	24,450
Legal fees	13,816	6,782	15,658
Printing fees	18,449	11,574	13,267
Total Liabilities	2,556,033	608,523	1,090,872
TOTAL NET ASSETS	$591,945,468	$282,171,979	$769,853,142

NET ASSETS CONSIST OF:
Paid-in capital	$535,164,309	$259,681,918	$547,886,765
Total distributable earnings	56,781,159	22,490,061	221,966,377
TOTAL NET ASSETS	$591,945,468	$282,171,979	$769,853,142

NET ASSET VALUE, OFFERING PRICE & REDEMPTION PRICE PER SHARE:
INVESTOR CLASS:
Net assets	$218,997,532	$194,078,214	$656,067,783
Shares outstanding	16,258,149	5,416,577	13,731,180
NET ASSET VALUE, OFFERING PRICE & REDEMPTION PRICE PER SHARE	$13.47	$35.83	$47.78
INSTITUTIONAL CLASS:
Net assets	$372,947,936	$88,093,765	$113,785,359
Shares outstanding	27,535,764	2,479,045	2,313,753
NET ASSET VALUE, OFFERING PRICE & REDEMPTION PRICE PER SHARE	$13.54	$35.54	$49.18

(a)	Includes cost of investments in affiliates of $– for the Mid Cap Value Fund, $- for the Value Plus Fund and $9,190,426 for the Value Fund. See Note 10 in the Notes to Financial Statements.
(b)	Includes the value of securities on loan of $1,246,206 for the Mid Cap Value Fund, $- for the Value Plus Fund and $- for the Value Fund. See Note 5 in the Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of these Statements.

8	www.heartlandadvisors.com

HEARTLAND FUNDS	STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2024

	MID CAP VALUE FUND	VALUE PLUS FUND	VALUE FUND
INVESTMENT INCOME:
Dividends(a)	$12,560,021	$5,107,633	$13,759,275
Interest	179,234	34,025	421,262
Securities lending, net	67,581	–	–
Foreign taxes withheld	(20,613)	(1,862)	(445,073)
Total Investment Income	12,786,223	5,139,796	13,735,464

EXPENSES:
Management fees	4,770,127	2,208,045	5,506,229
Distribution fees - Investor Class	449,888	520,649	819,432
Transfer agency fees	783,966	438,777	598,939
Fund accounting fees	216,570	112,311	246,949
Custodian fees	41,318	20,904	45,729
Printing, postage and communication fees	79,258	28,660	41,113
Legal fees	96,946	53,106	113,365
Registration fees	79,807	9,972	25,071
Directors' fees	121,482	63,056	139,139
Audit and tax fees	25,202	25,202	25,202
Insurance fees	40,857	28,729	50,442
Other expenses	43,261	35,941	55,944
Total Expenses before waivers	6,748,682	3,545,352	7,667,554
Expenses waived by investment advisor (See Note 6)	(751,399)	–	–
Total Expenses after waivers	5,997,283	3,545,352	7,667,554
NET INVESTMENT INCOME	6,788,940	1,594,444	6,067,910

REALIZED & UNREALIZED GAINS (LOSSES) ON INVESTMENTS, AND TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY
Net realized gains (losses) on:
Investments	39,377,299	(14,604,329)	69,480,352
Investments - Affiliated securities (See Note 10)	–	–	(244,035)
Written options	–	–	(177,501)
Foreign currency translation	–	–	(71,015)
Net change in unrealized appreciation (depreciation) on:
Investments	(21,149,563)	9,756,089	26,077,342
Investments - Affiliated securities (See Note 10)	–	–	5,748,362
Written options	–	–	205,944
Foreign currency translation	–	–	(1,857)
TOTAL REALIZED & UNREALIZED NET GAINS (LOSSES) ON INVESTMENTS, AND TRANSLATION OF ASSETS IN FOREIGN CURRENCY	18,227,736	(4,848,240)	101,017,592
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,016,676	$(3,253,796)	$107,085,502

(a)	Includes $- received from affiliated issuers held by the Value Fund. See Note 10 in the Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of these Statements.

Annual Report | December 31, 2024	9

HEARTLAND FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	MID CAP VALUE FUND		VALUE PLUS FUND		VALUE FUND
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
FROM INVESTMENT OPERATIONS:
Net investment income	$6,788,940	$4,978,399	$1,594,444	$4,122,933	$6,067,910	$5,197,107
Net realized gains (losses)	39,377,299	7,552,711	(14,604,329)	9,946,279	68,987,801	40,259,562
Net change in unrealized appreciation (depreciation)	(21,149,563)	53,282,268	9,756,089	(9,248,648)	32,029,791	60,806,967
Net increase (decrease) in net assets resulting from operations	25,016,676	65,813,378	(3,253,796)	4,820,564	107,085,502	106,263,636

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(12,375,371)	(4,597,374)	(5,696,010)	(3,505,645)	(54,099,136)	(33,639,351)
Institutional Class	(21,952,703)	(8,031,063)	(2,856,394)	(2,435,798)	(9,310,824)	(4,469,646)
Total distributions to shareholders	(34,328,074)	(12,628,437)	(8,552,404)	(5,941,443)	(63,409,960)	(38,108,997)

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	13,166,315	46,098,125	5,620,466	24,656,400	12,847,892	10,353,640
Dividends reinvested	12,058,655	4,514,195	5,567,156	3,436,209	51,549,121	32,120,792
Value of shares redeemed(a)	(47,373,557)	(38,321,180)	(56,051,416)	(54,086,999)	(71,245,623)	(59,517,784)
Total Investor Class	(22,148,587)	12,291,140	(44,863,794)	(25,994,390)	(6,848,610)	(17,043,352)
Institutional Class
Proceeds from shares issued	141,753,223	283,456,623	15,811,131	54,413,348	24,226,616	15,696,558
Dividends reinvested	21,521,025	8,019,356	2,767,284	2,230,224	8,988,957	4,359,976
Value of shares redeemed(a)	(167,459,515)	(80,152,660)	(69,902,613)	(75,737,593)	(7,046,965)	(5,110,037)
Total Institutional Class	(4,185,267)	211,323,319	(51,324,198)	(19,094,021)	26,168,608	14,946,497
Net increase (decrease) in net assets derived from capital transactions	(26,333,854)	223,614,459	(96,187,992)	(45,088,411)	19,319,998	(2,096,855)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(35,645,252)	276,799,400	(107,994,192)	(46,209,290)	62,995,540	66,057,784
NET ASSETS AT THE BEGINNING OF THE PERIOD	627,590,720	350,791,320	390,166,171	436,375,461	706,857,602	640,799,818
NET ASSETS AT THE END OF THE PERIOD	$591,945,468	$627,590,720	$282,171,979	$390,166,171	$769,853,142	$706,857,602

FUND SHARE TRANSACTIONS
Investor Class
Shares Issued	933,591	3,501,846	154,370	670,372	266,613	243,694
Reinvested Shares	895,888	326,581	155,594	91,510	1,080,692	703,940
Shares Redeemed	(3,337,205)	(2,949,263)	(1,545,663)	(1,487,440)	(1,490,109)	(1,385,723)
Net increase (decrease) resulting from share transactions	(1,507,726)	879,164	(1,235,699)	(725,558)	(142,804)	(438,089)
Institutional Class
Shares Issued	9,938,443	21,705,833	440,557	1,471,139	482,435	360,951
Reinvested Shares	1,590,615	576,517	77,998	59,872	183,074	93,062
Shares Redeemed	(11,640,250)	(6,029,591)	(1,958,305)	(2,105,013)	(141,649)	(116,309)
Net increase (decrease) resulting from share transactions	(111,192)	16,252,759	(1,439,750)	(574,002)	523,860	337,704

(a)	Value of shares redeemed includes amounts for early redemption fees. See Note 7 in Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of these Statements.

10	www.heartlandadvisors.com

HEARTLAND FUNDS	FINANCIAL HIGHLIGHTS

	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses)(c)	Total income (loss) from investment operations	Distributions from net investment income	Distributions from net realized gains on investments	Total distributions	Net asset value, end of period
MID CAP VALUE FUND
Investor Class
December 31, 2024	$13.77	$0.13	$0.37	$0.50	$(0.11)	$(0.69)	$(0.80)	$13.47
December 31, 2023	12.38	0.12	1.53	1.65	(0.09)	(0.17)	(0.26)	13.77
December 31, 2022	13.47	0.09	(0.50)	(0.41)	(0.07)	(0.61)	(0.68)	12.38
December 31, 2021	13.03	0.14	3.53	3.67	(0.12)	(3.11)	(3.23)	13.47
December 31, 2020	12.24	0.13	0.72	0.85	(0.06)	–	(0.06)	13.03
Institutional Class
December 31, 2024	$13.85	$0.17	$0.36	$0.53	$(0.15)	$(0.69)	$(0.84)	$13.54
December 31, 2023	12.44	0.15	1.56	1.71	(0.13)	(0.17)	(0.30)	13.85
December 31, 2022	13.53	0.13	(0.51)	(0.38)	(0.10)	(0.61)	(0.71)	12.44
December 31, 2021	13.08	0.18	3.54	3.72	(0.16)	(3.11)	(3.27)	13.53
December 31, 2020	12.27	0.17	0.71	0.88	(0.07)	–	(0.07)	13.08
VALUE PLUS FUND
Investor Class
December 31, 2024	$37.02	$0.16	$(0.28)	$(0.12)	$(0.17)	$(0.90)	$(1.07)	$35.83
December 31, 2023	36.87	0.32	0.36	0.68	(0.33)	(0.20)	(0.53)	37.02
December 31, 2022	39.68	0.19	(2.17)	(1.98)	(0.17)	(0.66)	(0.83)	36.87
December 31, 2021	39.55	0.31	9.54	9.85	(0.27)	(9.45)	(9.72)	39.68
December 31, 2020	35.48	0.20	4.28	4.48	(0.18)	(0.23)	(0.41)	39.55
Institutional Class
December 31, 2024	$36.73	$0.24	$(0.25)	$(0.01)	$(0.28)	$(0.90)	$(1.18)	$35.54
December 31, 2023	36.58	0.40	0.38	0.78	(0.43)	(0.20)	(0.63)	36.73
December 31, 2022	39.39	0.28	(2.16)	(1.88)	(0.27)	(0.66)	(0.93)	36.58
December 31, 2021	39.33	0.42	9.48	9.90	(0.39)	(9.45)	(9.84)	39.39
December 31, 2020	35.28	0.27	4.29	4.56	(0.28)	(0.23)	(0.51)	39.33
VALUE FUND
Investor Class
December 31, 2024	$44.99	$0.39	$6.66	$7.05	$(0.39)	$(3.87)	$(4.26)	$47.78
December 31, 2023	40.55	0.33	6.65	6.98	(0.33)	(2.21)	(2.54)	44.99
December 31, 2022	46.43	0.17	(4.83)	(4.66)	(0.17)	(1.05)	(1.22)	40.55
December 31, 2021	43.27	0.01	9.41	9.42	(0.07)	(6.19)	(6.26)	46.43
December 31, 2020	38.54	0.08	4.98	5.06	(0.14)	(0.19)	(0.33)	43.27
Institutional Class
December 31, 2024	$46.19	$0.49	$6.84	$7.33	$(0.47)	$(3.87)	$(4.34)	$49.18
December 31, 2023	41.58	0.42	6.82	7.24	(0.42)	(2.21)	(2.63)	46.19
December 31, 2022	47.58	0.23	(4.97)	(4.74)	(0.21)	(1.05)	(1.26)	41.58
December 31, 2021	44.21	0.08	9.62	9.70	(0.14)	(6.19)	(6.33)	47.58
December 31, 2020	39.36	0.13	5.10	5.23	(0.19)	(0.19)	(0.38)	44.21

The accompanying Notes to Financial Statements are an integral part of these Statements.

Annual Report | December 31, 2024	11

HEARTLAND FUNDS	FINANCIAL HIGHLIGHTS

Total Return		Net assets, end of period (in thousands)	Percentage of expenses to average net assets	Percentage of net investment income (loss) to average net assets	Percentage of expenses to average net assets before waivers	Percentage of expenses to average net assets after waivers	Percentage of net investment income (loss) to average net assets before waiver	Percentage of net investment income (loss) to average net assets after waivers	Portfolio turnover rate(d)

3.62	%(e)	$218,998	N/A	N/A	1.18%	1.10%	0.82%	0.90%	62%
13.37	(e)	244,716	N/A	N/A	1.17	1.10	0.83	0.90	84
(3.01	)(e)	209,035	N/A	N/A	1.16	1.10	0.62	0.68	66
28.12	(e)	227,242	N/A	N/A	1.17	1.10	0.82	0.89	86
6.93	(e)	189,119	N/A	N/A	1.35	1.10	0.96	1.21	68 (f)

3.81	%(e)	$372,948	N/A	N/A	0.99%	0.85%	1.03%	1.16%	62%
13.72	(e)	382,875	N/A	N/A	0.95	0.85	1.03	1.13	84
(2.78	)(e)	141,756	N/A	N/A	1.04	0.85	0.78	0.98	66
28.39	(e)	81,916	N/A	N/A	0.98	0.85	1.04	1.17	86
7.18	(e)	40,960	N/A	N/A	1.20	0.86	1.13	1.47	68 (f)

(0.31)%		$194,078	1.21%	0.43%	N/A	N/A	N/A	N/A	68%
1.83		246,240	1.18	0.87	N/A	N/A	N/A	N/A	53
(4.95)		272,008	1.22	0.51	N/A	N/A	N/A	N/A	48
24.85		313,703	1.15	0.64	N/A	N/A	N/A	N/A	58
12.64		269,451	1.23	0.63	N/A	N/A	N/A	N/A	90

(0.02)%		$88,094	N/A	N/A	0.94%	0.94%	0.68%	0.68%	68%
2.11		143,926	N/A	N/A	0.92	0.92	1.09	1.09	53
(4.75)		164,367	N/A	N/A	1.01	0.99	0.74	0.76	48
25.11		174,912	N/A	N/A	0.92	0.92	0.88	0.88	58
12.93		108,110	N/A	N/A	0.97	0.97	0.84	0.84	90

15.68%		$656,068	1.06%	0.80%	N/A	N/A	N/A	N/A	34%
17.13		624,176	1.07	0.77	N/A	N/A	N/A	N/A	43
(9.99)		580,421	1.09	0.41	N/A	N/A	N/A	N/A	45
21.81		684,923	1.04	0.03	N/A	N/A	N/A	N/A	45
13.14		606,172	1.10	0.22	N/A	N/A	N/A	N/A	49

15.88%		$113,785	N/A	N/A	0.91%	0.91%	0.98%	0.98%	34%
17.31		82,682	N/A	N/A	0.89	0.89	0.95	0.95	43
(9.91)		60,379	N/A	N/A	0.98	0.98	0.52	0.52	45
21.96		67,901	N/A	N/A	0.92	0.92	0.15	0.15	45
13.31		58,060	N/A	N/A	0.95	0.95	0.38	0.38	49

(a)	Redemption fees represent less than $.01 on a per share basis.
(b)	Calculated using the average shares method.
(c)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Portfolio turnover rate is calculated at the Fund level.
(e)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period.

The accompanying Notes to Financial Statements are an integral part of these Statements.

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HEARTLAND FUNDS	FINANCIAL HIGHLIGHTS

(f)	For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchases of $58,658,022 and sold of $36,894,276 in the effort to realign the Mid Cap Value Fund’s portfolio holdings after the reorganization of the ALPS | WMC Research Value Fund into the Mid Cap Value Fund and the value of securities purchased of $2,929,666 and sold of $1,852,981 after the reorganization of the Heartland Select Value Fund into the Mid Cap Value Fund.

The accompanying Notes to Financial Statements are an integral part of these Statements.

Annual Report | December 31, 2024	13

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

December 31, 2024

1. ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The capital shares of the Mid Cap Value Fund, Value Plus Fund, and Value Fund (each a “Fund” and collectively, the “Funds”), each of which is a diversified fund, are issued by the Corporation. Each Fund has 150,000,000 shares authorized with a par value of $.001 per share and offers Investor Class and Institutional Class shares. Heartland Advisors, Inc. (the “Advisor”) serves as investment advisor to the Corporation.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. Each Fund is considered an investment company for financial reporting purposes under Generally Accepted Accounting Principles (“GAAP”). The Funds have applied the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”).

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, closing price on the composite market. Lacking any trades, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”) or using methods determined by Heartland Advisors, Inc. (the “Advisor”) as the valuation designee of the Board of Directors of the Corporation (the “Board”) in accordance with policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE, that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 under GAAP. Debt securities purchased with maturities of 60 days or less are generally valued at acquisition cost, which approximates fair value, plus or minus any amortization or accretion, if applicable. Securities and other assets for which quotations are not readily available, are deemed unreliable, or have facts and circumstances that indicate otherwise, are valued at their fair value using methods determined by the Advisor as valuation designee, subject to the oversight of the Board. The Advisor may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures approved by the Board in accordance with Rule 2a-5 and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	Net investment income, if any, is distributed to each shareholder as a dividend. Dividends from the Funds are declared and paid at least annually. Dividends from the Funds are recorded on ex-date and determined in accordance with tax regulations. Net realized gains on investments, if any, are distributed at least annually. During the fiscal year ended December 31, 2024, the Funds utilized earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. GAAP requires that permanent financial reporting and tax differences be reclassified based on their characterization for federal income tax purposes. Accordingly, at December 31, 2024, the following reclassifications were made to increase (decrease) such amounts:

	TOTAL DISTRIBUTABLE EARNINGS	PAID-IN CAPITAL
MID CAP VALUE FUND	$(5,297,865)	$5,297,865
VALUE PLUS FUND	4,994	(4,994)
VALUE FUND	(2,757,092)	2,757,092

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HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

December 31, 2024

(d)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is disclosed in the Statements of Operations. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Certain dividends from foreign securities will be recorded as soon as the Corporation is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

(e)	Investment income and realized and unrealized gains or losses on investments, options, and translation of assets in foreign currency are allocated to each Fund’s share class based on their respective net assets. The Funds and share classes are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to any one Fund are typically allocated among the Funds and respective share classes in proportion to their respective net assets, number of open shareholder accounts, number of funds, or some combination thereof, as applicable.

(f)	The Funds may invest a portion of their assets in Real Estate Investment Trusts (“REITs”) and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs may not be eligible for treatment as qualified dividend income. As the final character of the distributions may not be known until reported by the REITs on their 1099s, the Funds may utilize an estimate for the current year character of distributions.

(g)	As of December 31, 2024, the Funds were not invested in any illiquid securities as defined pursuant to the Corporation’s Liquidity Risk Management Program (the “LRMP”).

(h)	Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the “Act”), such as securities issued pursuant to the resale limitations provided under Rule 144A or Regulation S under the Act, may be considered to be liquid under the LRMP. As of December 31, 2024, the Funds did not hold any restricted securities.

(i)	The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. These gains and losses are included in net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement date on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the respective Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at the period end, resulting from changes in the exchange rate. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign securities usually are generally denominated and traded in foreign currencies, while the Funds value assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Funds’ non- U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

(j)	The accompanying financial statements were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the year. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. ASU 2023-07 establishes standards for reporting information about operating segments on a basis consistent with the Funds’ internal organizational structure.

The Funds use the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Funds’ chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Funds’ CODM has been identified as the Advisor, who reviews consolidated results presented within the Funds’ financial statements when making decisions about allocating resources and assessing performance of the Funds. The CODM determined that the Funds have only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Funds, against which the CODM assesses performance.

Annual Report | December 31, 2024	15

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

December 31, 2024

3. FAIR VALUE MEASUREMENTS

The Funds follow GAAP, under which various inputs are used in determining the value of the Funds’ investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.
Level 2 –	Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets, or inputs other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes portfolio securities and other financial instruments lacking any sales referenced in Note 2.
Level 3 –	Significant unobservable prices or inputs (includes the Advisor's own assumptions, as the Board's valuation designee, in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2024:

MID CAP VALUE FUND

INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$590,369,837	$–	$–	$590,369,837
Short-Term Investments	1,754,340	–	–	1,754,340
Investments purchased with cash collateral from securities loaned	1,272,570	–	–	1,272,570
Total	$593,396,747	$–	$–	$593,396,747

VALUE PLUS FUND

INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$281,877,925	$–	$–	$281,877,925
Short-Term Investments	739,711	–	–	739,711
Total	$282,617,636	$–	$–	$282,617,636

VALUE FUND

INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$764,739,860	$–	$–	$764,739,860
Short-Term Investments	5,215,504	–	–	5,215,504
Total	$769,955,364	$–	$–	$769,955,364

Other Financial Instruments(c)
Liabilities
Written Options	$–	$(6,750)	$–	$(6,750)
Total	$–	$(6,750)	$–	$(6,750)

(a)	For detailed industry descriptions and securities identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments.

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HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

December 31, 2024

(b)	The Funds measure Level 3 activity as of the beginning and end of the financial period. For the year ended December 31, 2024, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

4. DERIVATIVE INSTRUMENTS

GAAP requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance, and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options, and options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return, or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment. Each capital "Fund" currently qualifies as a “limited derivatives user” under Rule 18f-4 of the 1940 Act and limits its derivatives exposure to 10% of its net assets.

Options can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates, and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

Options Contracts

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Each Fund may also purchase put options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A Fund may enter into closing transactions with respect to such options by writing an option identical to the one it has purchased (for exchange-listed options) or by entering into an offsetting transaction with the counterparty to such option (for OTC options). A Fund may also exercise such options or allow them to expire. The Funds were invested in options during the year ended December 31, 2024. The monthly average notional amount and monthly average number of contracts of written options held by the Value Fund during the year ended December 31, 2024 was $347,613 and 38, respectively.

Statements of Assets and Liabilities - Fair Value of Derivative Instruments as of December 31, 2024:

VALUE FUND	Statements of Assets and Liabilities Location	Fair Value
Liability Derivatives
Equity Contracts (Written Options)	Written options, at value	$(6,750)
Total		$(6,750)

Annual Report | December 31, 2024	17

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

December 31, 2024

The effect of derivatives instruments on the Statements of Operations for the year ended December 31, 2024:

VALUE FUND		Realized Loss on Derivatives Recognized in Income	Change in Unrealized Gain on Derivatives Recognized in Income
Equity Contracts (Written Options)	Net realized gains (losses) on written options / Net change in unrealized appreciation (depreciation) on written options	$(177,501)	$205,944
Total		$(177,501)	$205,944

Offsetting Arrangements

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets and liabilities, only following a specified event of default or early termination. The following table presents derivative financial instruments that are subject to enforceable netting arrangements or other similar agreements as of December 31, 2024.

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF FINANCIAL POSITION
SECURITY NAME	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED*	NET AMOUNT
Written Options (counterparty, Susquehanna)	$6,750	$–	$6,750	$(6,750)	$–	$–
Total	$6,750	$–	$6,750	$(6,750)	$–	$–

*	The actual collateral received and/or pledged may be more than amount shown.

5. SECURITIES LENDING

The Funds have entered into an agreement with Brown Brothers Harriman & Co. (the “Lending Agent”), dated November 30, 2011, as amended (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash collateral in an amount equal to not less than 102% of the value of loaned securities. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them. The agreement provides the right in the event of default for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a counterparty’s bankruptcy or insolvency. Under the agreement, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral. As of and for the year ended December 31, 2024, only the Mid Cap Value Fund had securities on loan.

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HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

December 31, 2024

The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Funds as of December 31, 2024:

REMAINING CONTRACTUAL MATURITY

	REMAINING CONTRACTUAL MATURITY OF THE LENDING AGREEMENT
MID CAP VALUE FUND	OVERNIGHT & CONTINUOUS	UP TO 30 DAYS	30-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Common Stocks (counterparty, Mizuho Securities USA LLC)	$567,798	$–	$–	$–	$567,798
Common Stocks (counterparty, Morgan Stanley & Co. LLC)	678,408	–	–	–	678,408
Total Loans	$1,246,206	$–	$–	$–	$1,246,206
Gross amount of recognized liabilities for securities lending (collateral received)					$1,272,570
Amounts due to counterparty					$26,364

6. INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH RELATED PARTIES

The Corporation entered into an investment advisory agreement with the Advisor to serve as investment advisor and manager to the Funds (the “Advisory Agreement”). The Mid Cap Value Fund pays the Advisor a monthly management fee at the annual rate of 0.75% of the average daily net assets, the Value Plus Fund pays the Advisor a monthly management fee at the annual rate of 0.70% of the average daily net assets, and the Value Fund pays the Advisor a monthly management fee at the annual rate of 0.75% of the average daily net assets.

The Advisor has contractually agreed to waive its management fees and/or reimburse expenses of the Mid Cap Value Fund to ensure that the Fund’s total annual fund operating expenses do not exceed 1.10% of the Fund’s average daily net assets for the Investor Class Shares and 0.85% for the Institutional Class Shares through at least April 5, 2026, and subject thereafter to annual renewal of the agreement by the Board. The operating expense limitation agreement can be terminated only with the consent of the Board. For the year ended December 31, 2024, expenses of $197,789 for Investor Class and $553,610 for Institutional Class were waived by the Advisor. The Advisor may not recoup amounts previously waived or reimbursed.

The Advisor has voluntarily agreed to waive fees and/or reimburse certain expenses with respect to the Institutional Class Shares of the Value Plus Fund, to the extent necessary to maintain the Institutional Class total annual fund operating expenses at a ratio of 0.99% of average daily net assets. This voluntary waiver/reimbursement may be discontinued at any time. For the year ended December 31, 2024, expenses of $0 for the Institutional Class Shares of the Value Plus Fund were waived by the Advisor. The Advisor may not recoup amounts previously waived or reimbursed.

The Corporation has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, as amended (the “Plan”). Pursuant to the Plan, the Investor Class pays the Funds’ distributor, ALPS Distributors, Inc. (the “Distributor”), an amount up to 0.25% of the average daily net assets of the Investor Class Shares of such Fund (limited to actual costs incurred), computed on an annual basis and paid monthly, for distributing Fund shares and providing shareholder services. Any fees paid to the Distributor under the Plan that are not used during a calendar year are reimbursed to the respective Fund’s Investor Class. Institutional Class shares are not subject to 12b-1 fees. During the year ended December 31, 2024, $443,147 of distribution related expenses incurred by the Advisor were reimbursed by fees collected under the Plan. The Advisor and/or Distributor may also contractually commit to pay these fees to other third parties who agree to provide various services to their customers who hold Fund shares. Fees paid pursuant to any such contractual commitment are not subject to reimbursement. The Distributor receives a fee for providing distribution services based on an annual rate of $225,000 for all Funds, plus 1/10 basis point for each Fund’s annual net assets.

Transfer agent, fund accounting and fund administration services are provided by ALPS Fund Services, Inc. (“ALPS”). ALPS is an affiliate of the Distributor. From its own assets, the Advisor may pay retirement plan service providers, brokers, banks, financial advisors, and other financial intermediaries’ fees for providing recordkeeping, sub-accounting, marketing, and other administrative services to their customers in connection with investment in the Funds. These fees may be in addition to any distribution, administrative, or shareholder servicing fees paid from the Funds’ assets to these financial intermediaries.

Officers and certain directors of the Corporation are also officers and/or directors of the Advisor; however, they receive no compensation from the Funds.

Annual Report | December 31, 2024	19

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

December 31, 2024

7. EARLY REDEMPTION FEE

To discourage market timing and other short-term trading, certain shares of the Funds that are redeemed or exchanged within 10 days are assessed a 2% fee on the current net asset value of the shares. The fee applies to shares being redeemed or exchanged in the order in which they are purchased, treating shares that have been held the longest in an account as being redeemed first. The fee is retained by the applicable Fund for the benefit of the remaining shareholders. For financial statement purposes, these amounts are included in the Statements of Assets and Liabilities as “paid-in capital”. The Funds retained redemption fees during the year ended December 31, 2024, as follows:

	MID CAP VALUE FUND	VALUE PLUS FUND	VALUE FUND
Investor Class	$1,186	$7	$28
Institutional Class	(1,578)	98	4
Total	$(392)	$105	$32

8. INVESTMENT TRANSACTIONS

During the year ended December 31, 2024, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) are noted below. During the same period, there were no purchases of long-term U.S. Government obligations.

	COST OF PURCHASES	PROCEEDS FROM SALES
MID CAP VALUE FUND	$393,219,410	$438,167,819
VALUE PLUS FUND	216,839,733	315,125,288
VALUE FUND	254,102,809	288,110,292

9. FEDERAL INCOME TAX INFORMATION

The Funds have qualified and intend to qualify as RICs under Subchapter M of the Code for federal income tax purposes and to distribute substantially all taxable income and net capital gains. Passive foreign investment companies, foreign currency, and certain other investments could create book tax differences that may have an impact on the character of each Fund’s distributions.

As of and during the year ended December 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities as of December 31, 2024, are displayed in the table below.

	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET APPRECIATION/ (DEPRECIATION) OF WRITTEN CALL OPTIONS	NET TAX UNREALIZED APPRECIATION/ (DEPRECIATION)
MID CAP VALUE FUND	$541,403,926	$70,646,357	$(18,653,536)	$–	$51,992,821
VALUE PLUS FUND	243,974,318	49,556,998	(10,913,680)	–	38,643,318
VALUE FUND	560,379,015	239,942,975	(30,366,627)	205,050	209,781,398

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to tax deferral of losses in wash sales.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2024 is as follows:

	DISTRIBUTIONS PAID FROM
	ORDINARY INCOME	NET LONG-TERM CAPITAL GAIN	TOTAL TAXABLE DISTRIBUTIONS
MID CAP VALUE FUND	$5,691,584	$28,636,490	$34,328,074
VALUE PLUS FUND	1,599,438	6,952,966	8,552,404
VALUE FUND	5,938,195	57,471,765	63,409,960

20	www.heartlandadvisors.com

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

December 31, 2024

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2023 is as follows:

	DISTRIBUTIONS PAID FROM
	ORDINARY INCOME	NET LONG-TERM CAPITAL GAIN	TOTAL TAXABLE DISTRIBUTIONS
MID CAP VALUE FUND	$5,313,110	$7,315,327	$12,628,437
VALUE PLUS FUND	3,812,551	2,128,892	5,941,443
VALUE FUND	5,128,898	32,980,099	38,108,997

As of December 31, 2024, the components of distributable earnings (deficit) on a tax basis were as follows:

	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED GAIN/(LOSS) ON INVESTMENTS	NET UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS	STRADDLE LOSS DEFERRAL	TOTAL
MID CAP VALUE FUND	$418,462	$4,369,876	$51,992,821	$–	$56,781,159
VALUE PLUS FUND	–	(16,153,257)	38,643,318	–	22,490,061
VALUE FUND	825,459	11,687,020	209,781,398	(327,500)	221,966,377

Capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2024, the following amounts are available as carry forwards.

	SHORT TERM	LONG TERM
MID CAP VALUE FUND	$–	$–
VALUE PLUS FUND	9,307,046	6,846,211
VALUE FUND	–	–

10. TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the 194 Act) with the Value Fund; that is, the Fund held 5% or more of their outstanding voting securities during the year ended December 31, 2024. The Mid Cap Value and Value Plus Funds had no transactions with affiliates during the year ended December 31, 2024.

SECURITY NAME	VALUE AS OF DECEMBER 31, 2023	PURCHASES	SALES	VALUE AS OF DECEMBER 31, 2024	SHARE BALANCE AS OF DECEMBER 31, 2024	DIVIDENDS	CHANGE IN UNREALIZED GAIN/(LOSS)	REALIZED GAIN/(LOSS)
Hudson Global, Inc.	$3,914,323	$–	$(142,041)	$3,194,601	244,797	$–	$(333,646)	$(244,035)
Total				$3,194,601	244,797	$–	$(333,646)	$(244,035)

INVESTMENTS NO LONGER AFFILIATED AS OF DECEMBER 31, 2024
Lincoln Educational Services Corp.	$16,064,000	$–	$(4,065,260)	$20,566,000	1,300,000	$–	$6,082,008	$2,485,252
Grand Total	$19,978,323	$–	$(4,207,301)	$23,760,601	1,544,797	$–	$5,748,362	$2,241,217

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Annual Report | December 31, 2024	21

REPORT OF INDEPENDENT
HEARTLAND FUNDS	REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of

Heartland Group, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options (as applicable), of Heartland Group, Inc., comprising Heartland Mid Cap Value Fund, Heartland Value Plus Fund, and Heartland Value Fund (the “Funds”), as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 18, 2025

22	www.heartlandadvisors.com

ITEM 8 – CHANGES IN AND DISAGREEMENTS
WITH ACCOUNTANTS FOR OPEN-END
HEARTLAND FUNDS	MANAGEMENT INVESTMENT COMPANIES

December 31, 2024 (Unaudited)

There have been no changes in or disagreements with the accountants as contemplated by Item 304 of Regulation S-K.

Annual Report | December 31, 2024	23

ITEM 9 – PROXY DISCLOSURES
FOR OPEN-END MANAGEMENT
HEARTLAND FUNDS	INVESTMENT COMPANIES

December 31, 2024 (Unaudited)

Not applicable.

24	www.heartlandadvisors.com

ITEM 10 – REMUNERATION PAID TO DIRECTORS,
OFFICERS, AND OTHERS OF OPEN-END
HEARTLAND FUNDS	MANAGEMENT INVESTMENT COMPANIES

December 31, 2024 (Unaudited)

Information regarding any Renumeration paid to Directors, Officers and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Annual Report | December 31, 2024	25

ITEM 11 – STATEMENT REGARDING BASIS
FOR APPROVAL OF INVESTMENT
HEARTLAND FUNDS	ADVISORY CONTRACT

December 31, 2024 (Unaudited)

Not applicable.

26	www.heartlandadvisors.com

Heartland Advisors’ commitment to you:

Striving to achieve superior investment results and outstanding client service

Fundamental Research

We are committed to discovering opportunities through extensive fundamental analysis

Seasoned Investment Team

We leverage our investment team’s decades of experience to uncover out-of-favor, financially sound, and undervalued companies

Consistent and Disciplined Approach

We consistently adhere to our clearly defined, time-tested investment process driven by Heartland’s 10 Principles of Value InvestingTM

An investor should consider the Funds’ investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the Funds’ prospectus. To obtain a prospectus, please call 1-800-432-7856 or visit www.heartlandadvisors.com. Please read the prospectus carefully before investing.

Distributed by ALPS Distributors, Inc.	HLF007226/0226

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There have been no changes in or disagreements with the accountants as contemplated by Item 304 of Regulation S-K.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Information regarding any Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable to registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	The Code of Ethics that is the subject of this disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Ex99.Cert.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the 1940 Act, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HEARTLAND GROUP, INC.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
President and Chief Executive Officer

Date:	February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
President and Chief Executive Officer

Date:	February 21, 2025

By:	/s/ Nicole J. Best
Nicole J. Best
Treasurer & Principal Accounting Officer

Date:	February 21, 2025